UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Van Kampen Value FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Van Kampen Value FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006

                                      Shares
Industry                                Held  Common Stocks                              Value
--------------------------------------------------------------------------------------------------
Airlines - 0.7%                       22,500  Southwest Airlines Co.                 $     377,325
--------------------------------------------------------------------------------------------------
Beverages - 2.1%                       6,500  Anheuser-Busch Cos., Inc.                    270,010
                                      19,900  The Coca-Cola Co.                            835,203
                                                                                     -------------
                                                                                         1,105,213
--------------------------------------------------------------------------------------------------
Capital Markets - 1.1%                16,900  The Bank of New York Co., Inc.               578,656
--------------------------------------------------------------------------------------------------
Chemicals - 3.5%                       7,000  The Dow Chemical Co.                         301,210
                                      27,400  E.I. du Pont de Nemours & Co.              1,102,576
                                       8,700  Rohm & Haas Co.                              432,825
                                                                                     -------------
                                                                                         1,836,611
--------------------------------------------------------------------------------------------------
Commercial Banks - 8.7%               40,500  Bank of America Corp.                      1,856,925
                                         500  PNC Financial Services Group, Inc.            35,175
                                       2,800  SunTrust Banks, Inc.                         202,636
                                       6,400  U.S. Bancorp                                 197,824
                                      16,500  Wachovia Corp.                               925,155
                                      21,500  Wells Fargo & Co.                          1,380,300
                                                                                     -------------
                                                                                         4,598,015
--------------------------------------------------------------------------------------------------
Communications Equipment - 0.9%       23,400  Cisco Systems, Inc. (a)                      473,616
--------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.1%        15,800  Dell, Inc. (a)                               458,200
                                       5,600  Hewlett-Packard Co.                          183,736
                                       5,800  International Business Machines Corp         465,392
                                                                                     -------------
                                                                                         1,107,328
--------------------------------------------------------------------------------------------------
Diversified Financial                 34,300  Citigroup, Inc.                            1,590,491
Services - 4.1%                       13,500  JPMorgan Chase & Co.                         555,390
                                                                                     -------------
                                                                                         2,145,881
--------------------------------------------------------------------------------------------------
Diversified Telecommunication         71,100  AT&T, Inc.                                 1,961,649
Services - 7.6%                       60,600  Verizon Communications, Inc.               2,042,220
                                                                                     -------------
                                                                                         4,003,869
--------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%              1,800  American Electric Power Co., Inc.             65,700
                                       1,390  FirstEnergy Corp.                             71,001
                                                                                     -------------
                                                                                           136,701
--------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%       22,500  Wal-Mart Stores, Inc.                      1,020,600
--------------------------------------------------------------------------------------------------
Food Products - 4.2%                  24,700  Kraft Foods, Inc.                            743,223
                                      21,500  Unilever NV (b)                            1,496,185
                                                                                     -------------
                                                                                         2,239,408
--------------------------------------------------------------------------------------------------
Health Care Equipment &               16,200  Boston Scientific Corp. (a)                  395,604
Supplies - 0.8%
--------------------------------------------------------------------------------------------------
Health Care Providers &                7,600  Cardinal Health, Inc.                        551,760
Services - 1.0%
--------------------------------------------------------------------------------------------------
Household Products - 1.9%             16,900  Kimberly-Clark Corp.                       1,000,142
--------------------------------------------------------------------------------------------------
IT Services - 1.3%                     5,600  Affiliated Computer Services, Inc.
                                              Class A (a)                                  352,352
                                       7,600  First Data Corp.                             342,988
                                                                                     -------------
                                                                                           695,340
--------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%        4,700  General Electric Co.                         154,489
--------------------------------------------------------------------------------------------------
Insurance - 3.4%                       1,500  AMBAC Financial Group, Inc.                  112,725
                                       7,600  American International Group, Inc.           504,336
                                       6,900  Chubb Corp.                                  660,675
                                       3,400  Metlife, Inc.                                170,408
                                       7,400  The St. Paul Travelers Cos., Inc.            318,052
                                         320  Torchmark Corp.                               17,495
                                                                                     -------------
                                                                                         1,783,691
--------------------------------------------------------------------------------------------------
Media - 10.5%                         10,250  CBS Corp. Class B                            250,715
                                      38,600  Clear Channel Communications, Inc.         1,092,380
                                      25,300  Comcast Corp. Class A (a)                    678,799

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006

                                      Shares
Industry                                Held  Common Stocks                              Value
--------------------------------------------------------------------------------------------------
                                       3,300  Gannett Co., Inc.                      $     205,128
                                      83,000  Liberty Media Corp. Class A (a)              683,920
                                      19,100  News Corp. Class B                           327,565
                                      40,500  Time Warner, Inc.                            701,055
                                       3,700  Tribune Co.                                  113,220
                                      13,750  Viacom, Inc. Class B (a)                     549,450
                                      34,000  Walt Disney Co.                              951,660
                                                                                     -------------
                                                                                         5,553,892
--------------------------------------------------------------------------------------------------
Metals & Mining - 2.3%                41,500  Alcoa, Inc.                                1,216,780
--------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                 1,200  Dominion Resources, Inc.                      90,120
--------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                2,500  Federated Department Stores                  177,600
--------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                    210  Total SA (b)                                  26,487
Fuels - 0.0%
--------------------------------------------------------------------------------------------------
Paper & Forest Products - 3.7%        59,900  International Paper Co.                    1,962,923
--------------------------------------------------------------------------------------------------
Personal Products - 0.1%               2,400  Avon Products, Inc.                           69,240
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 15.0%               79,200  Bristol-Myers Squibb Co.                   1,829,520
                                      41,100  GlaxoSmithKline Plc (b)                    2,088,702
                                      32,900  Pfizer, Inc.                                 861,651
                                      14,700  Roche Holding AG (b)                       1,086,543
                                      13,500  Sanofi-Aventis (b)                           575,505
                                      39,000  Schering-Plough Corp.                        721,500
                                      15,100  Wyeth                                        751,980
                                                                                     -------------
                                                                                         7,915,401
--------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor        16,800  Intel Corp.                                  346,080
Equipment - 0.7%
--------------------------------------------------------------------------------------------------
Software - 0.5%                       10,800  Microsoft Corp.                              290,520
--------------------------------------------------------------------------------------------------
Thrifts & Mortgage                     5,800  Fannie Mae                                   317,144
Finance - 4.7%                        32,300  Freddie Mac                                2,176,697
                                                                                     -------------
                                                                                         2,493,841
--------------------------------------------------------------------------------------------------
Tobacco - 1.5%                        11,200  Altria Group, Inc.                           805,280
--------------------------------------------------------------------------------------------------
Wireless Telecommunication            50,900  Sprint Nextel Corp.                        1,223,127
Services - 2.3%
--------------------------------------------------------------------------------------------------
                                              Total Common Stocks
                                              (Cost - $45,162,332) - 87.7%              46,375,540
--------------------------------------------------------------------------------------------------

                                        Face
                                      Amount  Short-Term Securities
--------------------------------------------------------------------------------------------------
Time Deposits- 2.4%              $ 1,274,896  Brown Brothers Harriman & Co., 3.88%
                                              due 3/01/2006                              1,274,896
--------------------------------------------------------------------------------------------------
U.S. Government                    4,755,000  Fannie Mae, 4.35% due 3/01/2006            4,755,000
Obligations** - 9.0%
--------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities
                                              (Cost - $6,029,896) - 11.4%                6,029,896
--------------------------------------------------------------------------------------------------
                                              Total Investments
                                              (Cost - $51,192,228*) - 99.1%             52,405,436

                                              Other Assets Less Liabilities - 0.9%         501,889
                                                                                     -------------
                                              Net Assets - 100.0%                    $  52,907,325
                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 51,192,228
                                                                   ============
      Gross unrealized appreciation                                $  1,651,374
      Gross unrealized depreciation                                    (438,166)
                                                                   ------------
      Net unrealized appreciation                                  $  1,213,208
                                                                   ============

** U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Van Kampen Value FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: April 20, 2006